SUPPLEMENT DATED MARCH 13, 2007 TO THE
FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

Dated May 1, 2006

The information regarding Martin F. Fetherston on page 76 under the “Fund Management” section is deleted in its entirety and the second paragraph regarding Clark D. Wagner is amended as follows:

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of the Government Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund.  Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

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SUPPLEMENT DATED MARCH 13, 2007 TO THE

FIRST INVESTORS LIFE SERIES FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Blue Chip Fund
Cash Management Fund
Discovery Fund
Focused Equity Fund
Government Fund
Growth Fund
High Yield Fund
International Fund
Investment Grade Fund
Special Bond Fund

Target Maturity 2007 Fund
Target Maturity 2010 Fund
Target Maturity 2015 Fund

Value Fund

Dated May 1, 2006

Supplemented as of June 27, 2006

1.

The information regarding Martin F. Fetherston in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2005” on page I-12 is deleted in its entirety and information regarding Clark D. Wagner is amended as follows:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2005[1]
Name of Portfolio Manager and Fund Covered by this SAI	2. Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Clark D. Wagner: Life Series Government Life Series Investment Grade Life Series Target Maturity 2007 Life Series Target Maturity 2010 Life Series Target Maturity 2015	Other Registered Investment Companies	24	$2,427.2	None	0
	Other Pooled Investment Vehicles	1	$21.9	None	0
	Other Accounts	2	$278.6	None	0

1 Information for Clark D. Wagner is as of March 12, 2007.

2.

The information regarding Martin F. Fertherston in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2005 on page I-19 is deleted in its entirety and information regarding Clark D. Wagner on page I-18 is amended as follows:

D. Portfolio Manager Fund Ownership for the Fiscal Year Ended December 31, 2005[2]
FIMCO’s Portfolio Managers:
Name	Fund	Dollar Range of Fund Ownership (dollars)
Clark D. Wagner	Life Series Government	None
	Life Series Investment Grade	None
	Life Series Target Maturity 2007	None
	Life Series Target Maturity 2010	None
	Life Series Target Maturity 2015	None

2 Information for Clark D. Wagner is as of March 12, 2007.

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